FAIR VALUE DISCLOSURES FAIR VALUE DISCLOSURES - Reconciliation of Gains and Losses on Level 3 Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Fair Value Disclosures [Abstract]
Beginning balance	$ 14,715
Accretion (amortization)	(552)
Increase (decrease) fair value	30
Settlements	(5,003)
Ending balance	$ 9,190